Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2021
Financial assets
Interest-bearing deposits with banks	$ 93,495	$ 108,011
Trading
Trading securities	145,517	148,205
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	328,379	317,845
Loans	823,794	819,965
Derivatives
Derivatives	130,120	154,439
Deposits
Personal	418,287	404,932
Business and government	738,923	759,870
Bank	46,632	44,012
Other
Obligations related to securities sold short	35,247	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	290,367	273,947
Derivatives
Total derivatives	131,082	153,491
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,458)	(2,185)
Financial assets	(1,458)	(2,185)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,458)	(2,185)
Financial liabilities	(1,458)	(2,185)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	67,186	64,195
Investment
Investment securities	1,104	1,702
Derivatives
Total gross derivatives, assets	2,220	3,939
Other assets	1,411	1,221
Financial assets	71,921	71,057
Other
Obligations related to securities sold short	13,127	16,383
Derivatives
Total gross derivatives, liabilities	2,529	3,847
Other liabilities	405	341
Financial liabilities	16,061	20,571
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	87,859	84,468
Trading
Trading securities	76,225	82,123
Investment
Investment securities	96,279	90,613
Assets purchased under reverse repurchase agreements and securities borrowed	279,899	264,665
Loans	11,532	9,673
Derivatives
Total gross derivatives, assets	129,022	152,302
Other assets	2,194	2,141
Financial assets	683,010	685,985
Deposits
Personal	23,011	22,016
Business and government	146,642	152,566
Bank	10,633	7,196
Other
Obligations related to securities sold short	22,120	19,128
Obligations related to assets sold under repurchase agreements and securities loaned	263,269	248,835
Derivatives
Total gross derivatives, liabilities	128,428	149,723
Other liabilities	(792)	(632)
Financial liabilities	593,311	598,832
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,106	1,887
Investment
Investment securities	597	576
Loans	2,597	1,692
Derivatives
Total gross derivatives, assets	336	383
Other assets	13	15
Financial assets	5,649	4,553
Deposits
Personal	250	241
Derivatives
Total gross derivatives, liabilities	1,583	2,106
Financial liabilities	1,833	2,347
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	15,027	15,024
Investment
Investment securities	1,068	1,226
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,953	3,779
Investment
Investment securities	3,516	2,555
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	13,752	13,257
Investment
Investment securities	2,406	2,124
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	694	1,254
Investment
Investment securities		440
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	30,097	35,570
Investment
Investment securities	45,764	43,918
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities		4
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,629	1,325
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	1,673	3,452
Investment
Investment securities	7,641	5,144
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	2	2
Investment
Investment securities	2,715	2,860
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	28	28
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,222	1,308
Investment
Investment securities	473	524
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities		2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	22,658	21,162
Investment
Investment securities	25,800	25,569
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities		7
Investment
Investment securities	149	151
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	49,836	46,592
Investment
Investment securities	36	36
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	3,868	3,593
Investment
Investment securities	521	395
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,106	1,874
Investment
Investment securities	420	397
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,443	7,524
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	35,145	39,804
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	246	263
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	82,123	99,424
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	9	13
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	355	388
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,220	3,939
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	12,862	14,786
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	75	62
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,463)	(2,100)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	6	45
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	33,532	39,592
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	900	1,122
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	77,755	94,310
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	72	145
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	76	125
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	2,529	3,847
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	17,543	16,663
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	622	847
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(478)	(967)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(11)	(8)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	87,859	84,468
Trading
Trading securities	145,517	148,205
Investment
Investment securities	97,980	92,891
Assets purchased under reverse repurchase agreements and securities borrowed	279,899	264,665
Loans	14,129	11,365
Derivatives
Total gross derivatives, assets	131,578	156,624
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,458)	(2,185)
Derivatives	130,120	154,439
Other assets	3,618	3,377
Financial assets	759,122	759,410
Deposits
Personal	23,261	22,257
Business and government	146,642	152,566
Bank	10,633	7,196
Other
Obligations related to securities sold short	35,247	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	263,269	248,835
Derivatives
Total gross derivatives, liabilities	132,540	155,676
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,458)	(2,185)
Total derivatives	131,082	153,491
Other liabilities	(387)	(291)
Financial liabilities	609,747	619,565
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(250)	(241)	$ (129)	$ (158)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	17,980	18,803
Investment
Investment securities	4,584	3,781
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	13,752	13,257
Investment
Investment securities	2,406	2,124
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	30,791	36,828
Investment
Investment securities	45,764	44,358
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	3,302	4,777
Investment
Investment securities	7,641	5,144
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	2	2
Investment
Investment securities	2,743	2,888
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,222	1,310
Investment
Investment securities	473	524
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	22,658	21,169
Investment
Investment securities	25,949	25,720
Recurring [member] | Equity securities [member]
Trading
Trading securities	55,810	52,059
Investment
Investment securities	977	828
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,443	7,524
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	35,391	40,067
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	82,132	99,437
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	355	388
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	15,157	18,787
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,457)	(2,055)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	34,432	40,714
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	77,827	94,455
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	76	125
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	20,694	21,357
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (489)	$ (975)